Exhibit 99.1

Indenture Trustee’s Investor Report

Genworth Global Funding Trust 2008-6 (the “Trust”)

Funding Agreement Policy No.: GS-R6022

Payment Date: February 17, 2009

Description	CUSIP Number	Original Issue Date	Stated Maturity Date
Genworth DirectNotesSM	37248J AL6	February 14, 2008	February 15, 2018

(i)                                     The amount received by the Indenture Trustee as of the last Payment Date in respect of the principal, interest and premium, if any, on the Funding Agreement (the “Funding Agreement”) issued by Genworth Life and Annuity Insurance Company (“GLAIC”).

Principal Amount Received*	Interest Amount Received
$100,000.00	$526,210.90

(ii)                                  The amount of payment on such Payment Date to holders allocable to principal and premium, if any, and interest on the notes of the Trust and the amount of aggregate unpaid interest accrued on such notes as of such Payment Date.

Principal Amount Allocable*	Principal Amount Unpaid*	Interest Amount Allocable	Interest Amount Unpaid
$100,000.00	$0.00	$526,210.50	$0.00

(iii)                               The aggregate original stated amount of the Funding Agreement, the interest rate thereon at the close of business on the day preceding such Payment Date, and the aggregate principal balance of the notes of the Trust at the close of business on such Payment Date

Aggregate Original Stated Amount	Interest Rate (per annum)	Aggregate Principal Balance
$19,857,000.00	5.30%	$19,757,000.00

(iv)                              The amounts of compensation invoiced by the Indenture Trustee during the period relating to such Payment Date.

Paid by Trust: $0.00

Paid by GLAIC: $0.00

* All Principal Amounts set forth in this Investor Report include applicable premium, if any.

By: The Bank of New York Mellon Trust Company, N.A.,

as Indenture Trustee